Concentration of Risk - Schedule of Concentration Risk (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		32.50%		17.10%	21.20%
Customer Concentration Risk [Member] | Customer A [Member] | Total Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		56.00%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		0.00%	[1]	10.70%	64.20%
Customer Concentration Risk [Member] | Customer B [Member] | Total Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]	0.00%
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		0.00%	[1]	11.80%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]				0.00%
Customer Concentration Risk [Member] | Customer C [Member] | Total Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		19.50%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		65.80%			78.90%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		31.40%			17.60%

[1]	Customer B and customer E accounted for less than 10% of total revenue for the six months ended June 30, 2026.
[2]	Customer C accounted for less than 10% of total accounts receivable as of December 31, 2025. Customer B accounted for less than 10% of total accounts receivable as of June 30, 2026.